Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Cash and cash equivalents
Schedule of cash and cash equivalents

	As at 30	As at 30
	June 2026	June 2025
	US$’000	US$’000
Bank balances	52,459	1,873
Cash and cash equivalents	52,459	1,873